Concentration on Revenues and Cost of Goods Sold (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Customer Percentage	25.01%	23.45%
Total Revenues	$ 13,103,480	$ 14,120,109
Company A [Member]
Customer Percentage	14.03%	14.66%
Total Revenues	$ 7,349,893	$ 8,826,142
Company B [Member]
Customer Percentage	10.98%	8.79%
Total Revenues	$ 5,753,587	$ 5,293,967